Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other named executive officers (“Non-PEO NEOs”) and company performance for the fiscal years listed below. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for “Compensation Actually Paid” (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers for any of the periods listed. These amounts reflect Summary Compensation Table (“SCT”) compensation with certain adjustments as described in the following table and footnotes.
The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the SCT in this proxy statement and the prior year’s proxy statement, the CAP to our PEO and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR consisting of the S&P Aerospace & Defense Index, our net loss, and our Company-Selected Measure, relative TSR percentile against the S&P 600 Index, which is the peer group used to determine performance for our NEOs’ PSU grants.
The majority of our NEOs’ target annual total compensation is variable in nature and “at-risk” and linked to our performance towards achieving key goals set by our compensation committee that are aligned with our stockholders’ interests.
	PEO 1	Average for Other NEOs
	($)	($)
SCT Total	11,397,947	4,062,181
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,897,947)	(2,787,056)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,386,643	1,446,113
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(36,451,377)	(655,671)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	531,354	514,313
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,077,609)	498,531
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(912,249)
Compensation Actually Paid	(31,110,989)	2,166,162
(a) The fair values of the RSUs and PSUs included in the compensation actually paid to our PEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table—2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards” table, respectively. Any changes to the RSU and PSU grant date fair values (for 2025 grants) and from prior year-end values (for 2020 – 2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.

PEO Total Compensation Amount	$ 11,397,947
PEO Actually Paid Compensation Amount	$ (31,110,989)
Adjustment To PEO Compensation, Footnote
	PEO 1	Average for Other NEOs
	($)	($)
SCT Total	11,397,947	4,062,181
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,897,947)	(2,787,056)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,386,643	1,446,113
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(36,451,377)	(655,671)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	531,354	514,313
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,077,609)	498,531
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(912,249)
Compensation Actually Paid	(31,110,989)	2,166,162
(a) The fair values of the RSUs and PSUs included in the compensation actually paid to our PEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table—2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards” table, respectively. Any changes to the RSU and PSU grant date fair values (for 2025 grants) and from prior year-end values (for 2020 – 2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.

Non-PEO NEO Average Total Compensation Amount	$ 4,062,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,166,162
Adjustment to Non-PEO NEO Compensation Footnote
	PEO 1	Average for Other NEOs
	($)	($)
SCT Total	11,397,947	4,062,181
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,897,947)	(2,787,056)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,386,643	1,446,113
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(36,451,377)	(655,671)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	531,354	514,313
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,077,609)	498,531
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(912,249)
Compensation Actually Paid	(31,110,989)	2,166,162
(a) The fair values of the RSUs and PSUs included in the compensation actually paid to our PEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table—2025, 2024, and 2023” and footnote 1 to the “Grants of Plan-Based Awards” table, respectively. Any changes to the RSU and PSU grant date fair values (for 2025 grants) and from prior year-end values (for 2020 – 2024 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In 2025, the compensation actually paid to our NEOs is linked to Company performance through our 2025 Annual Bonus Plan and Long-Term Incentive Program, which are described in more detail in the CD&A. We do not currently use any financial performance measures to link executive compensation actually paid to Company performance. However, the most important performance measures used by the Company for NEOs’ 2025 compensation decisions are listed below.
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Production objectives

—
Flight test program objectives

—
FAA certification objectives

—
Commercialization objectives

—
Financial discipline objectives

—
Relative TSR compared to the S&P 600 Index

Measure:: 1
Pay vs Performance Disclosure
Name	Production objectives
Measure:: 2
Pay vs Performance Disclosure
Name	Flight test program objectives
Measure:: 3
Pay vs Performance Disclosure
Name	FAA certification objectives
Measure:: 4
Pay vs Performance Disclosure
Name	Commercialization objectives
Measure:: 5
Pay vs Performance Disclosure
Name	Financial discipline objectives
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR compared to the S&P 600 Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,897,947)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,386,643
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,451,377)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,354
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,077,609)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,787,056)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,446,113
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,671)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,313
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	498,531
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (912,249)